Average Annual Total Returns - Transamerica International Growth VP	Initial 1 Year	Initial 5 Years	Initial 10 Years	Initial Inception Date	Service 1 Year	Service 5 Years	Service 10 Years	Service Inception Date	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	20.90%	10.10%	7.13%	Jan. 02, 1997	20.58%	9.84%	6.87%	May 01, 2003	8.28%	7.97%	6.00%